UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                      Form 13F COVER PAGE




Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       OZF Management, L.P.
Address:    9 West 57th Street
            39th Floor
            New York, New York 10019

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Daniel S. Och

Title:  Senior Managing Member

Phone:  212-790-0000


/s/ Daniel S. Och     New York, New York   Dated: August 14, 2003


Name:   Stephen Freidheim

Title:  Senior Managing Member

Phone:  212-790-0000


/s/ Stephen Freidheim  New York, New York   Dated: August 14, 2003








Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[x]      13F NOTICE.

[ ]      13F COMBINATION REPORT.







List of Other Managers Reporting for this Manager

              13F File Number               Name

              28-6912                       OZ Management, L.L.C.



THE UNDERSIGNED ARE SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.